Related-party transactions - Narrative (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Impairment loss recognised in profit or loss				R 9,173	R 47,013
Reldan Mexico
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	72.00%			72.00%
Purchases of goods, related party transactions				R 372
Rand Refinery
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				44.40%
Dividends received from related parties					307
Dividends received	R 221	R 116	R 188	R 221	233	R 307
Financial instruments credit-impaired | Other trade and non-trade receivables
Disclosure of transactions between related parties [line items]
Impairment loss recognised in profit or loss				161	R 21	R 28
Financial instruments credit-impaired | Other trade and non-trade receivables | Blue Ridge Platinum Pty Ltd
Disclosure of transactions between related parties [line items]
Impairment loss recognised in profit or loss				R 118